16. Stock options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Tables
Schedule stock option activity

	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	36,255	3.36	46,182	3.36	94,958	4.68
Granted	-	-	-	-	-	-
Cancelled/Expired	(36,255)	(3.36)	(9,927)	(3.47)	(39,517)	(6.38)
Exercised	-	-	-	-	(9,259)	(3.52)

Outstanding, end of year	-	-	36,255	3.36	46,182	3.36

Exercisable, end of year	-	-	36,255	3.36	46,182	3.36